Offerings - Offering: 1	Aug. 07, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share (the "Common Stock"), issuable pursuant to the Company's 2021 Equity Incentive Plan (as amended and restated).
Amount Registered | shares	9,900,000
Proposed Maximum Offering Price per Unit	1.43
Maximum Aggregate Offering Price	$ 14,157,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 2,089.57
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover an indeterminate number of additional shares of Common Stock, par value $0.01 per share (the "Common Stock"), of FREYR Battery (the "Registrant") that may, with respect to the Common Stock registered hereunder, become issuable under the Registrant's 2021 Equity Incentive Plan (amended and restated as of April 22, 2024) (the "2021 Equity Incentive Plan (as amended and restated)") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration, which results in an increase in the number of the Registrant's outstanding shares of Common Stock. Estimated to the nearest penny. Represents an additional 9,900,000 shares of Common Stock of the Registrant issuable under the 2021 Equity Incentive Plan (as amended and restated). The Registrant previously filed registration statements on Form S-8 (No. 333-267125 and No. 333-273862) with respect to shares of Common Stock issuable under the 2021 Equity Incentive Plan (as amended and restated). Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) under the Securities Act, on the basis of the average of the high and low prices per share of the shares of Common Stock as reported on the New York Stock Exchange on August 5, 2024. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. Calculated in accordance with Section 6 of the Securities Act and Rule 457 under the Securities Act by multiplying 0.0001476 and the proposed maximum aggregate offering price. The Registrant does not have any fee offsets